UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    375 Park Avenue, Suite #3704
            New York, New York 10152

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  $637,689
                                        (thousands)


List of Other Included Managers: None


                                           FORM 13F INFORMATION TABLE
                                       Echo Street Capital Management LLC
                                                 March 31, 2013


COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                ---------         ------      --------- --------  --- ----  ----------- --------- -----   ------  ----
ACE LTD                       SHS               H0023R105   13,736      154,392 SH        SOLE        NONE        154,392
ADVANCE AUTO PARTS INC        COM               00751Y106    7,647       92,526 SH        SOLE        NONE         92,526
AIRGAS INC                    COM               009363102   13,084      131,944 SH        SOLE        NONE         13,084
AMERICAN TOWER CORP NEW       COM               03027X100    9,462      123,008 SH        SOLE        NONE        123,008
AMETEK INC NEW                COM               031100100    3,871       89,277 SH        SOLE        NONE         89,277
ATWOOD OCEANICS INC           COM               050095108    8,850      168,451 SH        SOLE        NONE        168,451
AUTOZONE INC                  COM               053332102   30,763       77,533 SH        SOLE        NONE         77,533
AVALONBAY CMNTYS INC          COM               053484101   17,365      137,091 SH        SOLE        NONE        137,091
BERKLEY W R CORP              COM               084423102    8,513      191,868 SH        SOLE        NONE        191,868
CAPITAL ONE FINL CORP         COM               14040H105    9,222      167,834 SH        SOLE        NONE        167,834
CINEMARK HOLDINGS INC         COM               17243V102   21,103      716,797 SH        SOLE        NONE        716,797
COPART INC                    COM               217204106    8,853      258,320 SH        SOLE        NONE        258,320
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407   17,753      454,381 SH        SOLE        NONE        454,381
CROWN CASTLE INTL CORP        COM               228227104   29,363      421,634 SH        SOLE        NONE        421,634
CROWN HOLDINGS INC            COM               228368106   33,063      794,582 SH        SOLE        NONE        794,582
DANAHER CORP DEL              COM               235851102    7,484      120,424 SH        SOLE        NONE        120,424
ECOLAB INC                    COM               278865100   16,012      199,704 SH        SOLE        NONE        199,704
ENSCO PLC                     SHS CLASS A       G3157S106    3,403       56,709 SH        SOLE        NONE         56,709
EPR PPTYS                     PFD C CNV 5.75%   26884U208      823       35,837 SH        SOLE        NONE         35,837
EPR PPTYS                     CONV PFD 9% SR E  26884U307   10,113      312,694 SH        SOLE        NONE        312,694
EQUIFAX INC                   COM               294429105    5,396       93,695 SH        SOLE        NONE         93,695
EQUINIX INC                   COM NEW           29444U502   29,032      134,215 SH        SOLE        NONE        134,215
EQUITY LIFESTYLE PPTYS INC    COM               29472R108    4,197       54,648 SH        SOLE        NONE         54,648
ESSEX PPTY TR INC             COM               297178105    9,501       63,099 SH        SOLE        NONE         63,099
EVEREST RE GROUP LTD          COM               G3223R108   13,370      102,955 SH        SOLE        NONE        102,955
FEDEX CORP                    COM               31428X106   13,901      141,557 SH        SOLE        NONE        141,557
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200    3,514      141,527 SH        SOLE        NONE        141,527
FISERV INC                    COM               337738108   31,337      356,665 SH        SOLE        NONE        356,665
FLEETCOR TECHNOLOGIES INC     COM               339041105   32,133      419,112 SH        SOLE        NONE        419,112
INTERCONTINENTAL HTLS GRP PL  SPON ADR NEW 12   45857P400    8,945      294,064 SH        SOLE        NONE        294,064
INVESCO LTD                   SHS               G491BT108    6,634      229,084 SH        SOLE        NONE        229,084
LKQ CORP                      COM               501889208   41,192    1,893,021 SH        SOLE        NONE      1,893,021
LOWES COS INC                 COM               548661107    9,852      259,821 SH        SOLE        NONE        259,821
MASTERCARD INC                CL A              57636Q104    8,217       15,184 SH        SOLE        NONE         15,184
MERITAGE HOMES CORP           COM               59001A102    1,624       34,658 SH        SOLE        NONE         34,658
MID-AMER APT CMNTYS INC       COM               59522J103   12,955      187,584 SH        SOLE        NONE        187,584
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103    8,804      230,768 SH        SOLE        NONE        230,768
OLD DOMINION FGHT LINES INC   COM               679580100    7,588      198,651 SH        SOLE        NONE        198,651
ORACLE CORP                   COM               68389X105    9,082      280,923 SH        SOLE        NONE        280,923
PS BUSINESS PKS INC CALIF     COM               69360J107      800       10,143 SH        SOLE        NONE         10,143
ROPER INDS INC NEW            COM               776696106   10,414       81,804 SH        SOLE        NONE         81,804
ROWAN COMPANIES PLC           SHS CL A          G7665A101    4,909      138,819 SH        SOLE        NONE        138,819
SBA COMMUNICATIONS CORP       COM               78388J106    9,360      130,004 SH        SOLE        NONE        130,004
SCHEIN HENRY INC              COM               806407102   17,511      189,205 SH        SOLE        NONE        189,205
SELECT INCOME REIT            COM SH BEN INT    81618T100    7,281      275,263 SH        SOLE        NONE        275,263
SIMON PPTY GROUP INC NEW      COM               828806109    5,980       37,717 SH        SOLE        NONE         37,717
SIRONA DENTAL SYSTEMS INC     COM               82966C103    4,911       66,612 SH        SOLE        NONE         66,612
TANGER FACTORY OUTLET CTRS I  COM               875465106    2,923       80,785 SH        SOLE        NONE         80,785
UNION PAC CORP                COM               907818108    8,016       56,289 SH        SOLE        NONE         56,289
VISA INC                      COM CL A          92826C839    8,512       50,118 SH        SOLE        NONE         50,118
WELLS FARGO & CO NEW          COM               949746101   19,494      527,016 SH        SOLE        NONE        527,016
YUM BRANDS INC                COM               988498101    9,821      136,523 SH        SOLE        NONE        136,523




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